Net Income (Loss) Per Share - Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Text Block [Abstract]
Net income (loss) attributable to ordinary shareholders	$ 857.7	$ (76.1)	$ (175.9)
Loss on change in fair value of warrants(i)	6.4	0.0	0.0
Net income (loss) attributable to ordinary shareholders (diluted)	$ 864.1	$ (76.1)	$ (175.9)
Weighted average common shares outstanding	100,600	71,800	71,800
Dilutive effect of warrants	10,900
Weighted average number of ordinary shares used in calculating diluted earnings per share	111,500	71,800	71,800
Net income (loss) per common share:
Basic	$ 8.53	$ (1.06)	$ (2.46)
Diluted	$ 7.75	$ (1.06)	$ (2.46)